Liabilities Collateralized by Pledges	12 Months Ended
Mar. 31, 2018
Financial Instruments Owned And Pledged As Collateral [Abstract]
Liabilities Collateralized by Pledges	NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES As of March 31, 2018 and March 31, 2017, the Company does not have any liabilities collateralized by pledges of assets.